Goodwill and Intangible Assets (Changes in Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets [Roll Forward]
Beginning balance	$ 726,914	$ 790,405
Additions	45,575	9,677
Purchase adjustments	(8,200)
Acquisitions	31,412	103,130
Amortization	(131,953)	(132,890)	$ (126,900)
Impairment losses	(205)	(8,711)
Foreign currency translation adjustments	(27,122)	(34,697)
Ending balance	636,421	726,914	790,405
Goodwill [Roll Forward]
Beginning balance	1,887,963	1,855,691
Additions	0	0
Purchase adjustments	1,656
Acquisitions	37,084	99,846
Amortization	0	0
Impairment losses	0	0
Foreign currency translation adjustments	(51,005)	(67,574)
Ending balance	$ 1,875,698	$ 1,887,963	$ 1,855,691